TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET

8.       TRADE ACCOUNTS RECEIVABLE, NET

	2017	2016
Billed services	7,478,145	6,932,915
Unbilled services	634,241	1,199,395
Mobile handsets and accessories sold	597,267	843,663
Provision for bad debt	(1,342,211)	(1,084,895)

Total	7,367,442	7,891,078

The aging list of trade receivables is as follows:

	2017	2016
Current	6,096,205	6,464,895
Past-due up to 60 days	919,421	1,090,901
Past-due from 61 to 90 days	144,818	176,730
Past-due from 91 to 120 days	130,633	136,134
Past-due from 121 to 150 days	128,175	129,842
Over 150 days past-due	1,290,401	977,471

Total	8,709,653	8,975,973

The movements in the allowance for doubtful accounts were as follows:

Balance in 2015	(1,104,375)
Provision for bad debt	(708,986)
Trade receivables written off as uncollectible	728,466
Balance in 2016	(1,084,895)
Provision for bad debt	(777,106)
Trade receivables written off as uncollectible	519,790

Balance in 2017	(1,342,211)